SECURITIES (Details 2) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Amortized Cost
Within one year	$ 2,464	$ 5,841
One to five years	91,208	26,404
Five to ten years	112,329	131,468
After ten years	25,367	15,134
Mortgage-backed securities	172,035	168,045
Total	403,403	346,892
Estimated Fair Value
Within one year	2,481	5,920
One to five years	90,775	26,489
Five to ten years	110,508	124,308
After ten years	26,152	15,574
Mortgage-backed securities	167,970	157,423
Total	397,886	329,714
Amortized Cost
Within one year	6,354	3,135
One to five years	3,558	7,043
Five to ten years	12,073	16,554
After ten years		1,107
Mortgage-backed securities
Total	21,985	27,839
Estimated Fair Value
Within one year	6,446	3,208
One to five years	3,601	7,305
Five to ten years	12,216	16,953
After ten years		1,129
Mortgage-backed securities
Fair Value	$ 22,263	$ 28,595